Results of operation - Selling, general and administrative expenses (Details) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Costs of goods sold
Staff costs	€ 4,647	€ 3,576	€ 13,066	€ 7,965
Total selling, general and administrative expenses	4,763	4,496	13,492	10,775
Selling, General and Administrative expenses
Costs of goods sold
Staff costs	2,055	1,336	5,384	2,598
Consulting and contractors' fees	928	1,485	3,032	5,189
Legal fees	145	1	560	133
Rent	245	71	447	196
Depreciation and amortization expense	179	166	619	517
ICT	109	83	361	249
Travel	367	150	914	196
Insurance fees	404	523	1,239	523
Other	331	681	936	1,174
Total selling, general and administrative expenses	€ 4,763	€ 4,496	€ 13,492	€ 10,775